RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)																	1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 29, 2025	Sep. 04, 2025	Feb. 07, 2025	Mar. 12, 2024	Jan. 30, 2024	Jan. 26, 2024	Jan. 04, 2024	Dec. 27, 2023	Nov. 30, 2023	Sep. 30, 2022	Feb. 17, 2022	Feb. 22, 2021	Mar. 21, 2017	Mar. 21, 2017	Mar. 17, 2017	Dec. 12, 2016	Jan. 31, 2023	Sep. 30, 2022	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2026	Dec. 04, 2023	Sep. 30, 2023	Dec. 31, 2022	Feb. 12, 2021	Apr. 24, 2017
Related party receivables																			$ 21,783,493	$ 21,783,493			$ 40,090,051	$ 1,682,450		$ 35,019,729
Decrease in related party receivables																				18,306,558
Related party advances																			1,931,797	1,931,797			29,197,470	7,992,840		3,821,179
Repayments of Debt						$ 100,000		$ 100,000												27,265,673
Related party advances payable																			27,265,673	27,265,673
Non cash extinguishments																				60,096,765
Net cash advances received																				32,831,092	$ (5,207,274)		21,204,630	7,199,501
Net payable																			1,200,000	1,200,000						29,100,000
Extinguished net payable																				28,148,711
Extinguished net																				5,257,670
Related party receivables																				22,891,041
Description of extinguishment																						The Company also extinguished a non-trading payable to Alchemy Capital Markets Ltd. of $31,948,054 by offset, applied $54,839,095 against the client-trading receivable due from Alchemy Capital Markets Ltd., and applied rebates due to Alchemy Capital Markets Ltd. of $3,422,378 against the same balances.
Accrued expenses, related party																			1,152,784	1,152,784			532,287	519,500		1,002,546
Other liabilities																			831,415	831,415			2,132,993	5,328,110		1,642,601
Interest Payable																			39,609	39,609			42,396	$ 70,493
Stock Issued During Period, Shares, New Issues											96,778,105
Stock Issued During Period, Shares, Issued for Services									50,000,000
Stock Issued During Period, Value, Issued for Services									$ 5,500,000												$ 35,200
Preferred Stock, Shares Outstanding																								4,500,000				4,000,000
Stock Issued During Period, Shares, Acquisitions	14,950
Related Party Transaction, Amounts of Transaction																									$ 20,000
Preferred Stock, Par or Stated Value Per Share																								$ 0.0001						$ 0.0001
Accounts receivable, net of allowance for doubtful accounts of $22,382 and $22,382, respectively																			177,775	177,775			188,415	$ 25,000		358,932
Accounts Payable, Current																			357,840	357,840			166,212	229,316		$ 502,087
Related party receivables																							40,090,051	1,682,450
AIL - intercompany receivable																							40,090,051	1,682,450
Alchemy Markets Holdings Ltd [Member]
Stock Issued During Period, Shares, New Issues									499
Business Combination, Voting Equity Interest Acquired, Percentage									100.00%
Alchemy Prime Holdings Ltd [Member]
Stock Issued During Period, Shares, New Issues									833,621
Alchemy Prime Ltd [Member]
Business Combination, Voting Equity Interest Acquired, Percentage									100.00%
Alchemy Markets DMCC [Member]
Business Combination, Voting Equity Interest Acquired, Percentage	99.90%
Business Combination, Consideration Transferred	$ 2,000,000
Proceeds from Contributed Capital	$ 8,933,118
Alchemy Capital Markets Ltd [Member]
Accounts receivable, net of allowance for doubtful accounts of $22,382 and $22,382, respectively																							37,579,900
Patrick G. Cann [Member]
Repayments of Debt																							536,504
Accounts Payable, Current																							25,512,642
Assignment of Debt Agreement [Member] | FRH Group Corporation [Member]
Interest Payable												$ 1,256,908
Stock Issued During Period, Shares, New Issues												12,569,080
AIL [Member]
Current account receivables																							35,800,000
Patrick G. Cann [Member]
Related party advances																			1,100,000	1,100,000
Alchemy Captial Market [Member]
Related party advances																			500,000	500,000
Sync Captial [Member]
Related party advances																			200,000	$ 200,000
FRH Prime Ltd. [Member] | Convertible Promissory Notes [Member]
Short-Term Debt																															$ 1,000,000
Debt Instrument, Convertible, Conversion Price																															$ 0.10
Debt Instrument, Interest Rate, Stated Percentage																															6.00%
FRH Prime Ltd. [Member] | Convertible Promissory Notes [Member] | Minimum [Member]
Debt Instrument, Convertible, Conversion Price																															$ 0.05
Hong Holding [Member]
Preferred Stock, Shares Outstanding																												1,000,000
Related Party [Member]
Counterparty description																				The largest counterparty is ACM, with $15,294,937 at June 30, 2026, compared with $30,918,736 at March 31, 2026, the reduction reflecting the June 30, 2026 settlement of intercompany balances. Other counterparties at June 30, 2026 are FXIFY at $3,171,275, FXPig Vanuatu at $1,894,365, Alchemy Global at $1,602,724, Alchemy DMCC at $(1,219,344), shareholders and directors at $307,788, Sync Capital at $212,641, Steven FS / BTFS at $146,691, Xoala Digital Poland at $(116,000) and Next Markets Limited at $98,224. Other related-party balances, together with intercompany differences and amounts pending reclassification that are not yet allocated to a counterparty, totaled $390,192.
Accrued expenses, related party																								519,500
Imran Firoz [Member]
Executive compensation																				$ 15,000
SYNC Capital Limited [Member]
Other liabilities																			$ 2,000,000	$ 2,000,000
Susan E Eaglstein [Member] | Stock Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues														1,000,000
Brent Eaglstein [Member] | Stock Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues														400,000
Shares Issued, Price Per Share													$ 0.05	$ 0.05
Stock Issued During Period, Value, New Issues													$ 70,000
AIL – Intercompany Receivable (Post-Acquisition) [Member]
AIL - intercompany receivable																							37,579,900
FDC – Loan Receivables and Advances [Member]
AIL - intercompany receivable																							3,165,290	1,682,450
AIL [Member]
AIL - intercompany receivable																							2,612,695
FXPIG – Due from [Member]
AIL - intercompany receivable																							32,704
AML – Due from Related Parties, Net [Member]
AIL - intercompany receivable																							3,300,538
AIL Due To Alchemy DMCC [Member]
Related party advances																							25,512,642	7,713,827
FDC – Due to Alchemy DMCC [Member]
Related party advances																							536,504
AML Due To AMLUS [Member]
Related party advances																							720,644	140,682
FDC – Related Party Advances, Net [Member]
Related party advances																							33,000	33,000
ADS Related Party Loan [Member]
Related party advances																							4,711	3,536
ATECH Related Party Loan [Member]
Related party advances																								101,795
Accrued Payroll – Mitchell M. Eaglstein [Member]
Accrued expenses, related party																							241,000	246,000
Accrued Payroll – Imran Firoz [Member]
Accrued expenses, related party																							286,000	273,500
ATECH – Accrued Expenses [Member]
Accrued expenses, related party																							$ 5,287
Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues									2,500,000
Stock Issued During Period, Value, New Issues									$ 2,500,000
Preferred Stock, Shares Outstanding																			4,500,000	4,500,000			4,500,000	4,500,000				4,000,000	4,000,000
Preferred Stock, Par or Stated Value Per Share																			$ 0.0001	$ 0.0001			$ 0.0001
Stock Repurchased and Retired During Period, Shares																							4,500,000
Series A Preferred Stock [Member] | Eaglstein And Kundnani [Member]
Business Combination, Voting Equity Interest Acquired, Percentage					100.00%
Series A Preferred Stock [Member] | Hong Holding [Member]
Preferred Stock, Shares Outstanding																												1,000,000
Series A Preferred Stock [Member] | Mitchell M Eaglstein [Member]
Stock Issued During Period, Shares, New Issues					1,000,000
Series A Preferred Stock [Member] | Felix R. Hong [Member]
Stock Issued During Period, Shares, New Issues					1,000,000
Series B Preferred Stock [Member]
Shares Issued, Price Per Share																					$ 1.41
Stock Issued During Period, Value, New Issues									$ 2,538,000
Stock Issued During Period, Shares, Issued for Services																				2,371,844
Preferred Stock, Shares Outstanding																			2,371,844	2,371,844			2,371,844	2,361,844
Preferred Stock, Par or Stated Value Per Share							$ 1.41												$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001
Series B Preferred Stock [Member] | Alchemy Prime Ltd [Member]
Stock Issued During Period, Shares, Acquisitions									966,379
Series B Preferred Stock [Member] | Imran Firoz [Member]
Stock Issued During Period, Shares, Issued for Services							150,000
Common Stock [Member]
Stock Issued During Period, Shares, New Issues		370,128,105		280,102,413																				2,000,000
Stock Issued During Period, Shares, Issued for Services																				4,230,868	320,000		32,000,000
Stock Issued During Period, Value, Issued for Services																					$ 32
Mr Gope S Kundnanai [Member] | Series A Preferred Stock [Member]
Investment Owned, Balance, Shares																			4,000,000	4,000,000
Sale of Stock, Percentage of Ownership after Transaction																				88.89%
Mr Gope S Kundnanai [Member] | Series B Preferred Stock [Member]
Investment Owned, Balance, Shares																			1,800,000	1,800,000
Sale of Stock, Percentage of Ownership after Transaction																				75.90%
Mr Gope S Kundnanai [Member] | Common Stock [Member]
Investment Owned, Balance, Shares																			1,800,000	1,800,000
Sale of Stock, Percentage of Ownership after Transaction																				42.54%
Alchemy Prime Limited [Member]
Stock Issued During Period, Shares, Issued for Services																	115,000,000	30,000,000
Stock Issued During Period, Value, Issued for Services																	$ 550,000	$ 300,000
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture																		5,000,000
Shares Issued, Value, Share-Based Payment Arrangement, before Forfeiture																		$ 60,000
Brent Eaglstein [Member]
Stock Issued During Period, Shares, New Issues																	1,100,000
Imran Firoz [Member]
Stock Issued During Period, Shares, New Issues																	400,000
Accrued Payroll Taxes																							$ 286,000
Imran Firoz [Member] | Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues																	400,000
Stock Issued During Period, Shares, Issued for Services																400,000
Imran Firoz [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, Issued for Services							150,000
Preferred Stock, Par or Stated Value Per Share							$ 1.41
Mitchell Eaglstein [Member]
Preferred Stock, Shares Outstanding																												1,500,000
Mitchell Eaglstein [Member] | Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues																	1,100,000
Stock Issued During Period, Shares, Issued for Services																2,600,000
Preferred Stock, Shares Outstanding					4,000,000																							1,500,000
Stock Repurchased and Retired During Period, Shares																							4,000,000
Mitchell Eaglstein [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues																									10,000
Gope S. Kundnani [Member]
Stock Issued During Period, Shares, Issued for Services										5,000,000
Stock Issued During Period, Value, Issued for Services										$ 60,000
Preferred Stock, Shares Outstanding																												1,500,000
Gope S. Kundnani [Member] | Alchemy Prime Holdings Ltd [Member]
Business Combination, Voting Equity Interest Acquired, Percentage									100.00%
Gope S. Kundnani [Member] | Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues									2,500,000
Stock Issued During Period, Value, New Issues									$ 2,500,000
Preferred Stock, Shares Outstanding					500,000																							1,500,000
Stock Repurchased and Retired During Period, Shares																							500,000
Gope S. Kundnani [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues					141,844				1,800,000
Stock Issued During Period, Value, New Issues									$ 2,538,000
Stock Issued During Period, Shares, Issued for Services							50,000
Preferred Stock, Par or Stated Value Per Share					$ 1.41		$ 1.41
Mitchell M Eaglstein [Member]
Accrued Payroll Taxes																							$ 241,000
Mitchell M Eaglstein [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, Issued for Services							150,000
Preferred Stock, Par or Stated Value Per Share							$ 1.41
FRH Group Corporation [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, Issued for Services							50,000
William B Barnett [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, Issued for Services							10,000
Preferred Stock, Par or Stated Value Per Share							$ 1.41
Susan E Eaglstein [Member] | Stock Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues															1,000,000
Stock Issued During Period, Value, New Issues															$ 50,000
Susan E Eaglstein [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, Issued for Services							10,000
Preferred Stock, Par or Stated Value Per Share							$ 1.41
Nick G Kundnani [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, Issued for Services			10,000
Preferred Stock, Par or Stated Value Per Share			$ 1.41